Note 16 - Employee Benefit Plans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Contribution Plan Employer Discretionary Amount	3.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 107,000	$ 134,000
Deferred Compensation Arrangement with Individual, Compensation Expense	192,000	175,000
Deferred Compensation Liability, Current and Noncurrent	$ 1,428,000	$ 1,236,000
Matched at 50% [Member]
Defined Contribution Plan, Employer Matching Contribution, Percent	2.00%
First Three Percent of Employee's Wages [Member]
Defined Contribution Plan, Employer Matching Contribution, Percent	100.00%
Matched at 100% [Member]
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Percent	3.00%
Four to Five Percent of Employee's Wages [Member]
Defined Contribution Plan, Employer Matching Contribution, Percent	50.00%